Employee Benefit Plan, Fair Value and NAV Practical Expedient - EPB 012 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Investment, Fair Value and NAV [Abstract]
Employee Benefit Plan, Investment, Fair Value and NAV	Fair Value of Financial Instruments
Accounting Standards Codification 820 (ASC 820), “Fair Value Measurement,” provides a framework for measuring fair value in generally accepted accounting principles and establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value on the last business day of the Plan year.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.
Level 2 - Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
•quoted prices for similar assets and liabilities in active markets
•quoted prices for identical or similar assets or liabilities in markets that are not active
•observable inputs other than quoted prices that are used in the valuation of the asset or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own estimates about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.
3. Fair Value of Financial Instruments (continued)
Following is a description of the valuation methodologies used for major categories of assets measured at fair value by the Plan.
Regions Stock Fund and Mutual Funds: The Plan uses quoted market prices of identical assets on active exchanges, or Level 1 measurements.
The Regions Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund. The Company has implemented a dividend pass through election for its participants.
Collective Investment Trust Funds: The Plan uses net asset value (NAV) per unit to value the collective investment trust funds. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities divided by the number of units outstanding. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.
The following table presents investments measured at fair value on a recurring basis as of December 31, 2025:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$340	$—	$—	$340
Mutual funds	1,024	—	—	1,024
Total assets in the fair value hierarchy	$1,364	$—	$—	$1,364
Investments measured at NAV:
Collective investment trust funds(a)				2,207
Total investments at fair value				$3,571
The following table presents investments measured at fair value on a recurring basis as of December 31, 2024:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$320	$—	$—	$320
Mutual funds	899	—	—	899
Total assets in the fair value hierarchy	$1,219	$—	$—	$1,219
Investments measured at NAV:
Collective investment trust funds(a)				1,946
Total investments at fair value				$3,165

(a) In accordance with ASC 820, Fair Value Measurement, certain investments that were measured at fair value using the NAV per unit (or its equivalent) as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of amounts reported in the fair value hierarchy to the amounts reported in the statements of net assets available for benefits. Also, in accordance with accounting guidance, if an investment is measured using the NAV per unit (or its equivalent) as the practical expedient and that investment is in a fund that files a Form 5500, Annual Return/Report of Employee Benefit Plan, as a direct filing entity, then disclosure of that investment’s strategy is not required.
3. Fair Value of Financial Instruments (continued)
Assets in all levels could result in volatile and material price fluctuations.
The following table summarizes the Plan’s investments with a reported fair value using NAV per unit at December 31. There were no unfunded commitments at December 31, 2025 and 2024.

($ amounts in millions)	2025	2024	Redemption Period	Redemption Notice Period
Morley Stable Value Fund	$238	$254	Daily	N/A
Pioneer Large Cap Core Equity Trust	153	132	Daily	5 days if greater than $1 million
Pioneer US Balanced Trust	142	136	Daily	5 days if greater than $1 million
T. Rowe Price Retirement 2005 Trust	4	3	Daily	30 days
T. Rowe Price Retirement 2010 Trust	2	2	Daily	30 days
T. Rowe Price Retirement 2015 Trust	7	8	Daily	30 days
T. Rowe Price Retirement 2020 Trust	26	24	Daily	30 days
T. Rowe Price Retirement 2025 Trust	75	72	Daily	30 days
T. Rowe Price Retirement 2030 Trust	123	109	Daily	30 days
T. Rowe Price Retirement 2035 Trust	169	135	Daily	30 days
T. Rowe Price Retirement 2040 Trust	165	132	Daily	30 days
T. Rowe Price Retirement 2045 Trust	173	135	Daily	30 days
T. Rowe Price Retirement 2050 Trust	143	112	Daily	30 days
T. Rowe Price Retirement 2055 Trust	105	83	Daily	30 days
T. Rowe Price Retirement 2060 Trust	65	49	Daily	30 days
T. Rowe Price Retirement 2065 Trust	18	11	Daily	30 days
T. Rowe Price Large Cap Growth	396	357	Daily	30 days
BNYM EB US Small-Mid Cap Growth Equity Fund	108	102	Daily	N/A
Victory Integrity Small/Mid Cap Value	89	89	Daily	N/A
Harding Loevner International Equity	6	1	Daily	N/A
Total	$2,207	$1,946

Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Employee Benefit Plan, Investment, Fair Value and NAV	Fair Value of Financial Instruments
Accounting Standards Codification 820 (ASC 820), “Fair Value Measurement,” provides a framework for measuring fair value in generally accepted accounting principles and establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value on the last business day of the Plan year.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.
Level 2 - Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
•quoted prices for similar assets and liabilities in active markets
•quoted prices for identical or similar assets or liabilities in markets that are not active
•observable inputs other than quoted prices that are used in the valuation of the asset or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own estimates about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.
3. Fair Value of Financial Instruments (continued)
Following is a description of the valuation methodologies used for major categories of assets measured at fair value by the Plan.
Regions Stock Fund and Mutual Funds: The Plan uses quoted market prices of identical assets on active exchanges, or Level 1 measurements.
The Regions Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund. The Company has implemented a dividend pass through election for its participants.
Collective Investment Trust Funds: The Plan uses net asset value (NAV) per unit to value the collective investment trust funds. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities divided by the number of units outstanding. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.
The following table presents investments measured at fair value on a recurring basis as of December 31, 2025:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$340	$—	$—	$340
Mutual funds	1,024	—	—	1,024
Total assets in the fair value hierarchy	$1,364	$—	$—	$1,364
Investments measured at NAV:
Collective investment trust funds(a)				2,207
Total investments at fair value				$3,571
The following table presents investments measured at fair value on a recurring basis as of December 31, 2024:

($ amounts in millions)	Level 1	Level 2	Level 3	Total
Regions stock fund	$320	$—	$—	$320
Mutual funds	899	—	—	899
Total assets in the fair value hierarchy	$1,219	$—	$—	$1,219
Investments measured at NAV:
Collective investment trust funds(a)				1,946
Total investments at fair value				$3,165

(a) In accordance with ASC 820, Fair Value Measurement, certain investments that were measured at fair value using the NAV per unit (or its equivalent) as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of amounts reported in the fair value hierarchy to the amounts reported in the statements of net assets available for benefits. Also, in accordance with accounting guidance, if an investment is measured using the NAV per unit (or its equivalent) as the practical expedient and that investment is in a fund that files a Form 5500, Annual Return/Report of Employee Benefit Plan, as a direct filing entity, then disclosure of that investment’s strategy is not required.
3. Fair Value of Financial Instruments (continued)
Assets in all levels could result in volatile and material price fluctuations.
The following table summarizes the Plan’s investments with a reported fair value using NAV per unit at December 31. There were no unfunded commitments at December 31, 2025 and 2024.

($ amounts in millions)	2025	2024	Redemption Period	Redemption Notice Period
Morley Stable Value Fund	$238	$254	Daily	N/A
Pioneer Large Cap Core Equity Trust	153	132	Daily	5 days if greater than $1 million
Pioneer US Balanced Trust	142	136	Daily	5 days if greater than $1 million
T. Rowe Price Retirement 2005 Trust	4	3	Daily	30 days
T. Rowe Price Retirement 2010 Trust	2	2	Daily	30 days
T. Rowe Price Retirement 2015 Trust	7	8	Daily	30 days
T. Rowe Price Retirement 2020 Trust	26	24	Daily	30 days
T. Rowe Price Retirement 2025 Trust	75	72	Daily	30 days
T. Rowe Price Retirement 2030 Trust	123	109	Daily	30 days
T. Rowe Price Retirement 2035 Trust	169	135	Daily	30 days
T. Rowe Price Retirement 2040 Trust	165	132	Daily	30 days
T. Rowe Price Retirement 2045 Trust	173	135	Daily	30 days
T. Rowe Price Retirement 2050 Trust	143	112	Daily	30 days
T. Rowe Price Retirement 2055 Trust	105	83	Daily	30 days
T. Rowe Price Retirement 2060 Trust	65	49	Daily	30 days
T. Rowe Price Retirement 2065 Trust	18	11	Daily	30 days
T. Rowe Price Large Cap Growth	396	357	Daily	30 days
BNYM EB US Small-Mid Cap Growth Equity Fund	108	102	Daily	N/A
Victory Integrity Small/Mid Cap Value	89	89	Daily	N/A
Harding Loevner International Equity	6	1	Daily	N/A
Total	$2,207	$1,946